Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies [Abstract]
Commitments and Contingencies

38. COMMITMENTS AND CONTINGENCIES

A) Commitments

Future payments for the Company’s commitments are below. A commitment is an enforceable and legally binding agreement to make a payment in the future for the purchase of goods and services. These items exclude amounts recorded in the Consolidated Balance Sheets.

As at December 31, 2019	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1)	1,005	959	1,026	1,456	1,381	15,672	21,499
Real Estate (2) (3)	35	36	38	39	42	662	852
Other Long-Term Commitments	104	44	36	34	28	108	354
Total Payments (4)	1,144	1,039	1,100	1,529	1,451	16,442	22,705

As at December 31, 2018	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1)	1,040	1,104	1,335	1,491	1,562	16,809	23,341
Real Estate (2) (3)	104	73	78	74	77	1,425	1,831
Capital Commitments	21	2	1	-	-	-	24
Other Long-Term Commitments	148	81	45	37	32	147	490
Total Payments (4)	1,313	1,260	1,459	1,602	1,671	18,381	25,686
(1)	Includes transportation commitments of $13 billion (2018 – $14 billion) that are subject to regulatory approval or have been approved, but are not yet in service.
(2)

Relates to the non-lease components of lease liabilities consisting of operating costs and unreserved parking for office space in 2019. Includes both the lease and non-lease component of the Company’s real estate contracts for 2018.

(3)	Excludes committed payments for which a provision has been provided.
(4)	Contracts undertaken on behalf of WRB are reflected at Cenovus’s 50 percent interest.

On January 1, 2019, the Company adopted IFRS 16 which resulted in the recognition of lease liabilities related to operating leases on the balance sheet. These liabilities were previously reported as commitments. For a reconciliation of the Company’s commitments as at December 31, 2018 to its lease liabilities as at January 1, 2019, see Note 4.

Transportation and storage commitments include future commitments relating to railcar and storage tank leases of $31 million and $11 million, respectively, that have not yet commenced. The railcar leases are expected to commence in 2020 with lease terms of between six years and eight years and the storage tank leases are expected to commence in 2020 with lease terms of five years.

As at December 31, 2019, there were outstanding letters of credit aggregating $364 million issued as security for performance under certain contracts (2018 – $336 million).

In addition to the above, Cenovus’s commitments related to its risk management program are disclosed in Note 36.

B) Contingencies

Legal Proceedings

Cenovus is involved in a limited number of legal claims associated with the normal course of operations. Cenovus believes that any liabilities that might arise from such matters, to the extent not provided for, are not likely to have a material effect on its Consolidated Financial Statements.

Decommissioning Liabilities

Cenovus is responsible for the retirement of long-lived assets at the end of their useful lives. Cenovus has recorded a liability of $1,235 million, based on current legislation and estimated costs, related to its upstream properties, refining facilities and midstream facilities. Actual costs may differ from those estimated due to changes in legislation and changes in costs.

Income Tax Matters

The tax regulations and legislation and interpretations thereof in the various jurisdictions in which Cenovus operates are continually changing. As a result, there are usually a number of tax matters under review. Management believes that the provision for taxes is adequate.

Contingent Payment

In connection with the Acquisition, Cenovus agreed to make quarterly payments to ConocoPhillips during the five years subsequent to May 17, 2017 for quarters in which the average WCS crude oil price exceeds $52.00 per barrel during the quarter. As at December 31, 2019, the estimated fair value of the contingent payment was $143 million (see Note 25).